Leases - Additional information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Weighted average incremental borrowing rate	9.49%	10.18%
Interest expense on lease liabilities	$ 5,075	$ 4,774
Expense relating to leases of low-value assets for which recognition exemption has been used	508	430
Cash Flows	(56,283)	16,869
Financial leases [member]
Statement [Line Items]
Cash Flows	$ 9,810	$ 8,848	$ 26
Retail Stores [member]
Statement [Line Items]
Operating Lease Term	15 years
Office Space [member] | Top of range [member]
Statement [Line Items]
Operating Lease Term	5 years
Office Space [member] | Bottom of range [member]
Statement [Line Items]
Operating Lease Term	3 years
Vehicles, Servers and Equipment [Member] | Top of range [member]
Statement [Line Items]
Operating Lease Term	5 years
Vehicles, Servers and Equipment [Member] | Bottom of range [member]
Statement [Line Items]
Operating Lease Term	3 years
IT Equipment [Member] | Top of range [member]
Statement [Line Items]
Operating Lease Term	1 year
IT Equipment [Member] | Bottom of range [member]
Statement [Line Items]
Operating Lease Term	3 years